BIOLOGICAL ASSETS - Disclosure of detailed information about fair value adjustment to biological assets and inventory sold (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disclosure of detailed information about biological assets [abstract]
Realized fair value amounts included in inventory sold	$ (39,455)	$ (50,477)
Increase (decrease) in fair value on growth of biological assets	73,975	75,338
Adjustment to net realizable value	(72,801)	(14,284)
Fair value adjustment to biological assets	$ (38,281)	$ 10,577